Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
9.	INCOME TAXES
The Company did not record a tax provision for the three and six months ended June 30, 2021 and 2020, respectively, due to the losses and valuation allowance against substantially all of the Company’s net deferred tax assets. The Company provides for a valuation allowance when it is more likely than not that some portion of, or all of the Company’s deferred tax assets will not be realized. Due to the Company’s history of losses, the Company determined that it is not more likely than not to realize its deferred tax assets.

14.	INCOME TAXES
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2020	2019
Deferred Tax Assets:
Net operating losses	$11,566	$7,365
Tax credit carryforward	47	12
Other	837	513

Deferred tax assets	12,450	7,890
Valuation allowance	(12,450)	(7,890)

Deferred tax assets, net of valuation allowance	$—	$—

ASC Topic 740
requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely and, accordingly, has provided a valuation allowance for fiscal years 2020 and 2019
. The valuation allowance increased by $4,560 thousand during the year ended December 31
, 2020
.
As of December 31
, 2020
, the Company has federal and state net operating loss carryforwards (“NOL”) of $44,121 thousand and $44,121 thousand, respectively. Of the federal NOL carryforwards, $33,666 thousand do not expire. The remaining federal and state carryforwards will begin to expire in 2032 and 2027, respectively. The Company also has $94 thousand of federal research and development credits that will begin to expire in 2039.
Under Sections 382 and 383 of the Internal Revenue Code (“IRC”) of 1986, as amended, the Company’s NOL and research and development credit carryforwards, and other deferred tax assets may be limited or lost if cumulative changes in ownership exceed 50% within any rolling three-year period. The Company has not completed the IRC Sections 382 and 383 analyses regarding the limitation of NOL and credit carryforwards. If a change in ownership was to occur, then the annual limitation may result in the expiration of NOL and credit carryforwards before utilization. If eliminated, the related assets would be removed from the deferred tax assets schedule with a corresponding reduction in the valuation allowance.
The effective tax rate of the Company’s provision for income taxes differs from the federal statutory rate as follows:

	Years Ended December 31,
	2020	2019
Tax computed at federal statutory rate	21.0%	21.0%
State tax, net of federal tax benefit	3.0	4.4
Stock compensation	(0.2)	(0.2)
Permanent differences	(8.9)	(2.3)
163(I) Interest	—	(0.9)
R&D tax credits	0.1	0.1
Other	—	(0.1)
Valuation allowance	(15.0)	(22.0)

Income tax expense (benefit)	0.0%	0.0%

The changes in the Company’s uncertain tax positions are summarized as follows (in thousands):

Balance as of December 31, 2018	$—
Additions in 2019	12

Balance as of December 31, 2019	12
Additions in 2020	35

Balance as of December 31, 2020	$47

During the years ended December 31, 2020 and 2019, the Company recognized uncertain tax positions of $35 thousand and $12 thousand, respectively, related to a reduction of the research and development credit deferred tax asset. Unrecognized tax benefits may change during the next twelve months for items that arise in the ordinary course of business. The Company does not expect a material change to its unrecognized tax benefits over the next twelve months that would have an adverse effect on its operating results.
The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company had no accrued interest or penalties related to uncertain tax positions as of December 31, 2019 and 2020.
The Company files federal and certain state income tax returns, which provide varying statutes of limitations on assessments. However, because of NOL carryforwards, substantially all tax years since inception remain open to federal and state tax examination.